Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Inflation Protected Bond Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001181628
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2016
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016